Significant Related Party Transactions (Parenthetical) (Detail) (CNY)	1 Months Ended		12 Months Ended
	Apr. 30, 2011 Shanghai Jiante Biotechnology Co. Ltd.	Aug. 31, 2011 Union Sky Holding Group Limited	Dec. 31, 2011 Union Sky Holding Group Limited
Related Party Transaction [Line Items]
Prepayment to related parties	958,800,000
Interest income from related parties		21,471,866	21,471,866 [1]

[1]	In April 2011, the Group made a prepayment to Jiante Biotechnology, for a commitment to invest RMB958,800,000 in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company. Due to investor sentiment, regulatory and other considerations, the Group subsequently unwound the transaction in August 2011 by transferring the commitment to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866, which was accrued from April through August 2011. Both of these amounts were settled in cash in September, 2011.